Fair Value Measurement - Summary of Quantitative Information to Valuation Methodology (Details) - $ / shares					3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 16, 2015	Jan. 19, 2015	Jan. 16, 2015	Feb. 06, 2014	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 16, 2015	Mar. 05, 2015	Feb. 18, 2015
Fair value of common stock	$ 0.24	$ 0.08		$ 0.44	$ 0.23	$ 0.17	$ 0.32	$ 0.23		$ 0.20
Dividend yield (per share)	0.00	0.00	$ 0.00	0.00	0.00	0.00	0.00	$ 0.00
Strike price	$ 0.38	$ 0.10		$ 1.00	$ 0.10	$ 1.00	$ 1.00			$ 0.31	$ 0.26	$ 0.26
Volatility (annual)	160.00%	108.00%	113.00%	74.00%	108.00%	71.00%	74.00%	113.00%
Risk-free rate, minimum								0.50%
Risk-free rate, maximum								1.60%
Risk-free rate	1.30%	1.30%	0.50%	0.66%	1.40%	0.88%	0.93%
Expected life (years)	5 years	5 years	1 year 6 months	3 years	4 years 9 months 18 days	2 years 8 months 12 days	2 years 10 months 24 days
Minimum [Member]
Fair value of common stock									$ 0.10
Strike price								$ 0.1
Volatility (annual)									73.80%
Risk-free rate									0.69%
Expected life (years)								1 year 4 months 24 days
Maximum [Member]
Fair value of common stock									$ 0.50
Strike price								$ 0.38
Volatility (annual)									105.00%
Risk-free rate									1.67%
Expected life (years)								4 years 9 months 18 days